Interim consolidated balance sheet - unaudited - GBP (£) £ in Thousands	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	£ 245,845	£ 247,059	£ 251,183
Right-of-use assets	3,747	4,383	3,930
Investment property	20,413	20,553	20,692
Intangible assets	812,252	754,467	777,473
Deferred tax asset			61,786
Trade receivables	41,024	20,404	34,333
Derivative financial instruments	4,434	499	536
Total non-current assets	1,127,715	1,047,365	1,149,933
Current assets
Inventories	2,876	2,080	2,792
Prepayments	20,852	7,407	16,183
Contract assets - accrued revenue	69,828	40,544	65,795
Trade receivables	54,063	50,370	62,907
Other receivables	1,110	460	371
Income tax receivable	834	1,108	1,223
Derivative financial instruments	1,146	318	1,776
Cash and cash equivalents	87,434	110,658	80,620
Total current assets	238,143	212,945	231,667
Total assets	1,365,858	1,260,310	1,381,600
Equity
Share capital	53	53	53
Share premium	68,822	68,822	68,822
Treasury shares	(21,305)	(21,305)	(21,305)
Merger reserve	249,030	249,030	249,030
Hedging reserve	(9,561)	(10,436)	(13,529)
Retained (deficit)/earnings	(40,294)	(13,652)	122,508
Total equity	246,745	272,512	405,579
Non-current liabilities
Deferred tax liabilities	30,422	35,546	30,851
Contract liabilities - deferred revenue	24,610	22,942	13,772
Trade and other payables	102,553	67,517	60,809
Borrowings	477,052	465,049	471,026
Lease liabilities	2,994	3,083	3,255
Derivative financial instruments	3,908	5,472	7,390
Provisions	4,589	4,157
Total non-current liabilities	646,128	603,766	587,103
Current liabilities
Contract liabilities - deferred revenue	155,931	117,984	137,447
Trade and other payables	207,346	192,661	173,008
Income tax liabilities	2,131	6,036	12,607
Borrowings	105,185	65,187	65,114
Lease liabilities	763	1,257	568
Derivative financial instruments	859	262	174
Provisions	770	645
Total current liabilities	472,985	384,032	388,918
Total equity and liabilities	£ 1,365,858	£ 1,260,310	£ 1,381,600